Consolidated Statements of Operations and Comprehensive Income		12 Months Ended
		Mar. 31, 2026 SGD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 SGD ($) $ / shares shares	Mar. 31, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 17,440,594	$ 13,526,925	$ 16,841,170	$ 16,590,843
Cost of revenue		(11,413,795)	(8,852,539)	(10,759,420)	(10,278,447)
Gross profit		6,026,799	4,674,386	6,081,750	6,312,396
Operating expenses:
Selling and distribution expenses		(211,810)	(164,280)	(216,467)	(200,415)
General and administrative expenses		(5,655,989)	(4,386,785)	(3,576,589)	(3,514,164)
Depreciation expenses		(86,805)	(67,326)	(131,880)	(139,944)
Operating lease expense		(1,036,946)	(804,255)	(1,003,597)	(984,308)
Total operating expenses		(6,991,550)	(5,422,646)	(4,928,533)	(4,838,831)
Income (Loss) from operations		(964,751)	(748,260)	1,153,217	1,473,565
Other income (expenses), net:
Other income		985,831	764,611	296,990	715,571
Other loss		(465,098)	(360,730)	(129,593)	(112,713)
Finance expense		(152,845)	(118,547)	(186,235)	(150,321)
Total other income (expenses), net		367,888	285,334	(18,838)	452,537
Income (loss) before taxes		(596,863)	(462,926)	1,134,379	1,926,102
Income tax expenses		(328,803)	(255,020)	(117,999)	(146,954)
Net income (loss), representing total comprehensive income (loss)		$ (925,666)	$ (717,946)	$ 1,016,380	$ 1,779,148
Net income (loss) per share attributable to ordinary shareholder
Basic (in Dollars per share and Dollars per share) | (per share)		$ (0.04)	$ (0.03)	$ 0.04	$ 0.07
Diluted (in Dollars per share and Dollars per share) | (per share)		$ (0.04)	$ (0.03)	$ 0.04	$ 0.07
Weighted average number of ordinary shares used in computing net income per share
Basic (in Shares)	[1]	25,867,082	25,867,082	25,000,000	25,000,000
Diluted (in Shares)	[1]	25,867,082	25,867,082	25,000,000	25,000,000

[1]	Retroactively presented for the reorganization exercise described in Note 1.